Real Estate Held for Sale	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Real Estate Held for Sale

16.	Real Estate Held for Sale.

The Windlass Run Residential (previously Bird River) Phase 2 property consists of 74 useable acres located in southeastern Baltimore County, Maryland, adjacent to our Windlass Run Business Park. The sale of phase two was originally scheduled to close in March of 2015 but was extended by the Buyer on March 20, 2015 with payment of a $187,754 extension fee to allow closing on or before September 30, 2015. As of September 30, 2015, the sale was still pending (see Note 20 “Subsequent Events” below). The book value of the property was $4,826,000 as of September 30, 2015 and was classified as real estate held for sale as of September 30, 2015.